RELATED PARTY TRANSACTIONS AND BALANCES (Details)	1 Months Ended		6 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt			¥ 9,796,833	$ 1,517,336	¥ 19,013,935
Loan from related party			63,042,155
Chief Executive Officer
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt			9,800,000	$ 1,500,000		¥ 42,500,000	$ 6,500,000
Loan from related party			0			0
Amount due to related party			10,700,000			20,600,000		$ 1,700,000	$ 3,200,000
Big Data
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of borrowing lent			1,000,000.0			0		150,000
Amount due from related party			¥ 1,100,000			¥ 100,000		$ 180,000	$ 20,000.00
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt	¥ 1,000,000.0	$ 200,000